Dividends (Tables)	12 Months Ended
Aug. 31, 2018
Disclosure of classes of share capital [line items]
Floating Quarterly Dividend Rate

Period	Annual Dividend Rate
June 30, 2016 to September 29, 2016	2.539%
September 30, 2016 to December 30, 2016	2.512%
December 31, 2016 to March 30, 2017	2.509%
March 31, 2017 to June 29, 2017	2.480%
June 30, 2017 to September 29, 2017	2.529%
September 30, 2017 to December 30, 2017	2.742%
December 31, 2017 to March 30, 2018	2.872%
March 31, 2018 to June 29, 2018	3.171%
June 30, 2018 to September 29, 2018	3.300%
September 30, 2018 to December 30, 2018	3.509%

Common Shares [Member]
Disclosure of classes of share capital [line items]
Dividends Declared

2018		2017
Class A Voting Share	Class B Non-Voting Share	Class A Voting Share	Class B Non-Voting Share
1.1825	1.1850	1.1825	1.1850

Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividends Declared

2018		2017
Series A Preferred Share	Series B Preferred Share	Series A Preferred Share	Series B Preferred Share
0.6978	0.7553	0.6978	0.6269